Goodwill and Intangible Assets Goodwill and Intangible Assets - Impairment Loss (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible including unrecognized government grants	$ 67,500,000
Unrecognized government grants	(3,600,000)
Intangible assets, net	23,097,000			93,982,000
Impairment of intangible assets	63,867,000
Goodwill	0			70,498,000
Goodwill impairment	69,262,000			0
Impairment of goodwill and intangible assets	133,129,000		0
Trademark and trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	528,000			4,535,000
Impairment of intangible assets	2,013,000
Internal software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	1,497,000			15,436,000
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	0			16,227,000
Impairment of intangible assets	51,081,000	[1]
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	7,902,000			18,808,000
Impairment of intangible assets	9,194,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	1,579,000
Prior to Impairment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	84,194,000
Goodwill	69,262,000
Total goodwill and intangible assets, net carrying value	153,456,000
Prior to Impairment [Member] | Trademark and trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	2,540,000
Prior to Impairment [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	62,981,000	[1]
Prior to Impairment [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	17,094,000
Prior to Impairment [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	1,579,000
Subsquent to Impairment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	20,327,000
Goodwill	0
Total goodwill and intangible assets, net carrying value	20,327,000
Subsquent to Impairment [Member] | Trademark and trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	527,000
Subsquent to Impairment [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	11,900,000	[1]
Subsquent to Impairment [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	7,900,000
Subsquent to Impairment [Member] | Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 0

[1]	Developed technology includes internal software development costs, computer software, licenses and intellectual property, developed technology from acquisitions. It is reduced by the amount of unrecognized government grants related to these assets.